Financial instruments and risk management (Details 4) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member]
IfrsStatementLineItems [Line Items]
Reference rates	13.65%
Exposure amount (probable scenario)	R$ (872,649)	[1]
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	31,335
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	12,534
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(12,534)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (31,335)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Reference rates	4.32%
Exposure amount (probable scenario)	R$ (2,230,646)	[1]
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	24,080
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	9,632
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(9,632)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (24,080)

[1]	Book balances recorded as of December 31, 2022.